Note 27 - Financial Instruments (Details Textual) $ in Thousands, lb in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lb oz	Dec. 31, 2020 USD ($) lb oz
Statement Line Items [Line Items]
Aggregated income tax relating to components of other comprehensive income		$ (1,810)	$ 4,259
Trade receivables with embedded derivatives [member]
Statement Line Items [Line Items]
Financial assets, at fair value		$ 28,100	$ 12,400
Financial instruments, copper, mass (Pound) | lb		12.1	13.8
Financial instruments, gold, mass (Ounce) | oz		77,164	25,672
Copper, zero-cost option collars [member] | Not later than one year [member]
Statement Line Items [Line Items]
Percentage of exposure		70.00%
Copper, zero-cost option collars [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Percentage of exposure		35.00%
Kumtor Gold Company (KGC) and Kumtor Operating Company (KOC) [Member] | Discontinued operations [member] | Fuel hedge contracts [member]
Statement Line Items [Line Items]
Realized gain (loss) on early settlement of hedging instrument	$ 14,200	$ 14,200
Unrealized gain (loss) on early settlement of hedging instrument	$ 1,100	$ 1,100